Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal	$ 0	$ 0
State and local	168	229
Total current tax expense	$ 168	$ 229